Subsequent Events	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 8—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 11, 2021, the date that the financial statements were issued. Based upon this review, all subsequent events have been adequately disclosed in the financial statements.

Note 10—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that these financial statements were issued. Based upon this review, all subsequent events have been adequately disclosed in these unaudited condensed consolidated financial statements.